RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

A member of our Board of Directors served as a member of the board of directors of a gaming company until April 2013 for which we provide various cash access products and services that are insignificant to our net income. Our Board Member received both cash and equity compensation from this gaming company in consideration for serving on its board of directors, however, none of this consideration was tied in any manner to our performance or obligations under our cash access agreements with the gaming company. In addition, our Board member was not involved in the negotiation of our cash access agreements with this gaming company.

In October 2012, we entered into a long‑term lease agreement related to office space for our corporate headquarters that we moved into during the first half of 2013, for which we engaged a brokerage firm. An executive officer of this brokerage firm is the brother of our former Chief Financial Officer. This brokerage firm received approximately $0.4 million as compensation for acting as our broker.